Business Acquisitions (Details) - Pro Forma [Member] - TriQuint Merger [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 2,556,045	$ 2,037,466
Net income (loss)	$ 30,447	$ (475,219)
Basic net income (loss) per share	$ 0.21	$ (3.26)
Diluted net income (loss) per share	$ 0.20	$ (3.26)